GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			9 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2014	Nov. 30, 2013
Sale of Stock [Line Items]
Cash consideration for acquisitions	$ 4,295
Appixia and OpenRest [Member]
Sale of Stock [Line Items]
Cash consideration for acquisitions				4,295
IPO [Member]
Sale of Stock [Line Items]
Proceeds from stock issuance, IPO					93,564
Issuance of Ordinary Shares in IPO, net, shares					5,712,446
Sale of stock, price per share					$ 16.50
Issuance of additional number of ordinary Shares					613,340
Underwriting discounts and commissions					7,306
Other offering expense					$ 3,506